UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	01/31/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2011, through January 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the rally in October, but government bond yields continued to trend downward and prices rose over the final three months of the reporting period.While corporate-backed bonds were hurt during the flight to quality, they eked out positive returns for the reporting period, on average, as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast for 2012 calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence.Although safe-haven assets historically have provided relative principal stability during high-volatility periods, we currently see little long-term value in U.S. Treasury securities. Instead, we believe that long-term fundamentals favor U.S. non-financial corporate credit and global fixed income. Of course, we encourage you to talk with your financial adviser about current market conditions, your expectations and the investments that may be right for you.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2011, through January 31, 2012, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2012, Dreyfus Inflation Adjusted Securities Fund’s Institutional shares produced a total return of 5.61%, and the fund’s Investor shares returned 5.43%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index (the “Index”), produced a total return of 5.65% for the same period.2 Treasury Inflation Protected Securities (“TIPS”) rallied strongly early in the reporting period as economic uncertainty intensified amid a subpar U.S. economic recovery and a burgeoning sovereign debt crisis in Europe, sparking a flight to traditional safe havens among investors. AlthoughTIPS later experienced more volatility, they produced relatively attractive results for the reporting period overall. The fund produced returns in line with its benchmark.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue its goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

Treasuries Rallied Amid Economic Uncertainty

By the start of the reporting period, investor confidence already had deteriorated substantially due to a sovereign debt crisis in Europe, which

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

threatened to spread from Greece to other members of the European Union. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing.These developments sparked a shift away from riskier assets and toward traditional safe havens, causing U.S.Treasury securities prices to rise and yields to fall.

In early August, investors’ macroeconomic concerns came to a head when a major credit-rating agency reduced its assessment of long-term U.S. government debt. As a result, market volatility intensified greatly in August and September. Ironically, U.S. Treasury securities gained considerable value during the ensuing flight to quality.

Investor confidence seemed to improve from October 2011 through January 2012, when it became more apparent that the subpar U.S. economic expansion remained intact and the European Union seemed to make some progress in addressing the region’s problems. Consequently, nominal U.S.Treasury securities gave back some of their previous gains, whileTIPS continued to advance their gains during the reporting period.

Despite the recent acceleration of economic growth, inflation remained tame throughout the reporting period, and inflation accruals on TIPS were dampened further by seasonal factors. As a result, the majority of the market’s returns were derived from price appreciation when bond yields declined in the flight to quality.

Cautious Investment Posture Dampened Relative Results

As liquidity concerns related to the European debt crisis intensified, we took steps to reduce risks in the portfolio, including a focus on TIPS with shorter-term maturities. However, this shift in emphasis prevented the fund from participating more strongly in later rallies.

Indeed, we achieved better results earlier in the reporting period, when an emphasis onTIPS with 10-year maturities increased the fund’s exposure to one of the stronger segments of the market’s maturity spectrum. This positioning proved particularly effective when the Federal Reserve Board (the “Fed”) implemented Operation TWIST, an economic stimulus program involving massive purchases of intermediate-term Treasuries and sales of shorter-term securities.Throughout the reporting period, we generally maintained the fund’s average duration in a range we considered to be in line with the benchmark.

4

Stimulative Policies Could Support TIPS Prices

As of the reporting period’s end, we expect the pace of the U.S. economic recovery to moderate as consumer spending and business inventories fall to more sustainable levels.Therefore, we believe that inflationary pressures are likely to remain negligible over the foreseeable future.

Nonetheless, we remain optimistic regarding the prospects for TIPS, as ongoing efforts by the Fed to provide adequate monetary policy accommodation appear likely to support investor demand for inflation protection. In light of the Fed’s aggressively accommodative monetary policy stance, we have re-established the fund’s focus on TIPS with maturities in the five- to seven-year range.

February 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.
Investing internationally involves special risk, including changes in currency exchange rates, political economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Treasury Inflation Protected Securities Index is a
sub-index of the U.S.Treasury component of the Barclays Capital U.S. Government Index.
Securities in the Barclays Capital U.S.Treasury Inflation Protected Securities Index are dollar-
denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2011 to January 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2012
	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.56	$1.86
Ending value (after expenses)	$1,054.30	$1,056.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2012
	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.51	$1.83
Ending value (after expenses)	$1,021.67	$1,023.33

† Expenses are equal to the fund’s annualized expense ratio of .69% for Investor Shares and .36% for Institutional Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

	Principal
Bonds and Notes—99.1%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	13,478,092	[a,b]	14,305,728
0.13%, 1/15/22	5,237,590	[b]	5,456,914
0.50%, 4/15/15	15,179,033	[b]	16,117,052
0.63%, 4/15/13	6,266,899	[b]	6,420,633
0.63%, 7/15/21	18,168,418	[a,b]	19,989,511
1.13%, 1/15/21	14,628,900	[b]	16,736,384
1.25%, 7/15/20	9,403,759	[b]	10,895,139
1.38%, 7/15/18	2,549,410	[b]	2,947,954
1.38%, 1/15/20	18,910,046	[a,b]	22,009,516
1.63%, 1/15/18	8,709,394	[a,b]	10,108,340
1.75%, 1/15/28	4,254,806	[a,b]	5,273,300
1.88%, 7/15/13	12,958,431	[a,b]	13,645,837
2.00%, 7/15/14	32,219,637	[a,b]	35,104,294
2.00%, 1/15/16	13,524,439	[b]	15,347,073
2.00%, 1/15/26	10,625,775	[a,b]	13,428,323
2.13%, 2/15/40	8,431,133	[b]	11,758,800
2.13%, 2/15/41	5,656,113	[a,b]	7,938,886
2.38%, 1/15/25	6,907,209	[a,b]	9,024,703
2.38%, 1/15/27	3,511,359	[a,b]	4,666,266
2.50%, 7/15/16	7,939,212	[a,b]	9,339,736
2.50%, 1/15/29	8,846,063	[a,b]	12,147,441
2.63%, 7/15/17	12,848,988	[a,b]	15,593,455
3.63%, 4/15/28	13,282,625	[a,b]	20,293,367
3.88%, 4/15/29	6,860,307	[a,b]	10,986,672
Total Bonds and Notes
(cost $281,111,604)			309,535,324

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,298,260)	1,298,260[c]	1,298,260

Total Investments (cost $282,409,864)	99.5%	310,833,584
Cash and Receivables (Net)	.5%	1,641,223
Net Assets	100.0%	312,474,807

a Security, or portion thereof, on loan.At January 31, 2012, the value of the fund’s securities on loan was
$137,265,708 and the value of the collateral held by the fund was $139,573,768, consisting of U.S. Government
& Agency Securities.
b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	99.1	Money Market Investment	.4
			99.5
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $137,265,708)—Note 1(b):
Unaffiliated issuers	281,111,604	309,535,324
Affiliated issuers	1,298,260	1,298,260
Cash		513,551
Receivable for investment securities sold		5,865,381
Dividends, interest and securities lending income receivable		560,847
Receivable for shares of Common Stock subscribed		531,906
Prepaid expenses		20,721
		318,325,990
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		102,917
Payable for investment securities purchased		5,461,925
Payable for shares of Common Stock redeemed		253,207
Accrued expenses		33,134
		5,851,183
Net Assets ($)		312,474,807
Composition of Net Assets ($):
Paid-in capital		284,394,996
Accumulated distributions in excess of investment income—net		(294,630)
Accumulated net realized gain (loss) on investments		(49,279)
Accumulated net unrealized appreciation
(depreciation) on investments		28,423,720
Net Assets ($)		312,474,807

Net Asset Value Per Share
	Investor Shares	Institutional Shares
Net Assets ($)	56,743,232	255,731,575
Shares Outstanding	4,015,151	18,102,761
Net Asset Value Per Share ($)	14.13	14.13

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	2,036,917
Income from securities lending—Note 1(b)	28,557
Dividends;
Affiliated issuers	439
Total Income	2,065,913
Expenses:
Management fee—Note 3(a)	428,140
Shareholder servicing costs—Note 3(b)	96,826
Professional fees	28,856
Registration fees	11,056
Custodian fees—Note 3(b)	11,014
Prospectus and shareholders’ reports	8,851
Directors’ fees and expenses—Note 3(c)	6,410
Loan commitment fees—Note 2	1,443
Miscellaneous	10,208
Total Expenses	602,804
Less—reduction in fees due to earnings credits—Note 3(b)	(10)
Net Expenses	602,794
Investment Income—Net	1,463,119
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,663,871
Net unrealized appreciation (depreciation) on investments	12,343,598
Net Realized and Unrealized Gain (Loss) on Investments	14,007,469
Net Increase in Net Assets Resulting from Operations	15,470,588

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Operations ($):
Investment income—net	1,463,119	8,847,125
Net realized gain (loss) on investments	1,663,871	2,414,887
Net unrealized appreciation
(depreciation) on investments	12,343,598	10,813,042
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,470,588	22,075,054
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(579,552)	(1,501,489)
Institutional Shares	(3,052,561)	(6,170,802)
Net realized gain on investments:
Investor Shares	(461,245)	(98,397)
Institutional Shares	(2,140,902)	(321,249)
Total Dividends	(6,234,260)	(8,091,937)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	14,889,281	13,487,739
Institutional Shares	68,756,696	116,242,045
Dividends reinvested:
Investor Shares	998,450	1,530,780
Institutional Shares	2,220,770	1,864,926
Cost of shares redeemed:
Investor Shares	(7,293,926)	(14,232,560)
Institutional Shares	(29,501,804)	(28,417,119)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	50,069,467	90,475,811
Total Increase (Decrease) in Net Assets	59,305,795	104,458,928
Net Assets ($):
Beginning of Period	253,169,012	148,710,084
End of Period	312,474,807	253,169,012
Undistributed (distributions in excess of)
investment income—net	(294,630)	1,874,364

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Capital Share Transactions:
Investor Shares
Shares sold	1,071,389	1,035,465
Shares issued for dividends reinvested	71,984	116,118
Shares redeemed	(525,206)	(1,093,860)
Net Increase (Decrease) in Shares Outstanding	618,167	57,723
Institutional Shares
Shares sold	4,955,249	8,889,621
Shares issued for dividends reinvested	159,864	141,744
Shares redeemed	(2,125,329)	(2,172,894)
Net Increase (Decrease) in Shares Outstanding	2,989,784	6,858,471

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2012			Year Ended July 31,
Investor Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.68	12.83	11.98	12.30	11.67	11.69
Investment Operations:
Investment income—net[a]	.05	.51	.33	.08	.79	.21
Net realized and unrealized
gain (loss) on investments	.69	.82	.76	(.14)	.48	.27
Total from Investment Operations	.74	1.33	1.09	(.06)	1.27	.48
Distributions:
Dividends from
investment income—net	(.17)	(.45)	(.24)	(.16)	(.64)	(.50)
Dividends from net realized
gain on investments	(.12)	(.03)	—	(.10)	—	—
Total Distributions	(.29)	(.48)	(.24)	(.26)	(.64)	(.50)
Net asset value, end of period	14.13	13.68	12.83	11.98	12.30	11.67
Total Return (%)	5.43[b]	10.60	9.23	(.54)	11.01	4.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[c]	.73	.79	.87	1.04	2.10
Ratio of net expenses
to average net assets	.69[c]	.73	.71	.55	.55	.53
Ratio of net investment income
to average net assets	.76[c]	3.90	2.63	.73	6.39	1.83
Portfolio Turnover Rate	32.61[b]	138.50	61.50	77.13	90.18	18.17
Net Assets, end of period
($ x 1,000)	56,743	46,476	42,846	40,557	26,830	2,538

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2012			Year Ended July 31,
Institutional Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.68	12.83	11.97	12.30	11.66	11.68
Investment Operations:
Investment income—net[a]	.08	.62	.37	.11	.84	.24
Net realized and unrealized
gain (loss) on investments	.68	.76	.77	(.15)	.48	.26
Total from Investment Operations	.76	1.38	1.14	(.04)	1.32	.50
Distributions:
Dividends from
investment income—net	(.19)	(.50)	(.28)	(.19)	(.68)	(.52)
Dividends from net realized
gain on investments	(.12)	(.03)	—	(.10)	—	—
Total Distributions	(.31)	(.53)	(.28)	(.29)	(.68)	(.52)
Net asset value, end of period	14.13	13.68	12.83	11.97	12.30	11.66
Total Return (%)	5.61[b]	10.95	9.58	(.30)	11.29	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.36[c]	.40	.44	.55	.77	1.83
Ratio of net expenses
to average net assets	.36[c]	.40	.42	.30	.30	.28
Ratio of net investment income
to average net assets	1.08[c]	4.71	2.97	.98	6.68	2.08
Portfolio Turnover Rate	32.61[b]	138.50	61.50	77.13	90.18	18.17
Net Assets, end of period
($ x 1,000)	255,732	206,693	105,864	24,577	13,740	2,693

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor Shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,298,260	—	—	1,298,260
U.S. Treasury	—	309,535,324	—	309,535,324

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and

18

reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2012,The Bank of NewYork Mellon earned $15,377 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2011	($)	Purchases ($)	Sales ($)	1/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	1,133,000		43,269,992	43,104,732	1,298,260.4

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

20

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2011 was as follows: ordinary income $7,929,131 and long-term capital gain $162,806.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2012, Investor Shares were charged $63,678 pursuant to the Shareholder Services Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2012, the fund was charged $8,324 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2012, the fund was charged $831 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $10.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2012, the fund was charged $11,014 pursuant to the custody agreement.

During the period ended January 31, 2012, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $77,408, shareholder services plan fees $11,717, custodian fees $7,875, chief compliance officer fees $2,227 and transfer agency per account fees $3,690.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 2012, amounted to $135,559,077 and $91,761,608, respectively.

At January 31, 2012, accumulated net unrealized appreciation on investments was $28,423,720, consisting of $28,554,253 gross unrealized appreciation and $130,533 gross unrealized depreciation.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus IntermediateTerm Income Fund, covering the six-month period from August 1, 2011, through January 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the rally in October, but government bond yields continued to trend downward and prices rose over the final three months of the reporting period.While corporate-backed bonds were hurt during the flight to quality, they eked out positive returns for the reporting period, on average, as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast for 2012 calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence.Although safe-haven assets historically have provided relative principal stability during high-volatility periods, we currently see little long-term value in U.S. Treasury securities. Instead, we believe that long-term fundamentals favor U.S. non-financial corporate credit and global fixed income. Of course, we encourage you to talk with your financial adviser about current market conditions, your expectations and the investments that may be right for you.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2011, through January 31, 2012, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2012, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 3.85%, Class B shares produced a total return of 3.51%, Class C shares returned 3.48% and Class I shares returned 4.09%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S.Aggregate Bond Index, achieved a total return of 4.25% for the same period.2 U.S. government securities rallied strongly early in the reporting period as economic uncertainty intensified amid a subpar U.S. economic recovery and a sovereign debt crisis in Europe, sparking a flight to traditional safe havens among investors. Although higher yielding sectors of the bond market later rebounded when economic concerns eased, they produced more modest returns than U.S. government securities for the reporting period overall.The fund produced lower returns than its benchmark, primarily due to allocations to higher yielding market sectors.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus.These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging from five to ten years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.While the fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Government Securities Rallied Amid Economic Uncertainty

By the start of the reporting period, investor confidence already had deteriorated substantially due to a sovereign debt crisis in Europe, which threatened to spread from Greece to other members of the European Union. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing.These developments sparked a shift away from riskier assets and toward traditional safe havens, causing U.S. government bond prices to rise and yields to fall.

In early August, investors’ macroeconomic concerns came to a head when a major credit-rating agency reduced its assessment of long-term U.S. government debt.As a result, market volatility intensified greatly in August and September. Ironically, U.S. government bonds gained considerable value during the ensuing flight to quality. In contrast, investment-grade and high yield corporate bonds suffered sharp declines.

Economic data and investor confidence seemed to improve from October 2011 through January 2012, when it became more apparent that the subpar U.S. economic expansion remained intact and the European Union seemed to make some progress in addressing the region’s fiscal problems. Consequently, U.S. government securities gave back some of their previous gains and corporate-backed securities rallied to a degree over the final months of the reporting period, enabling them to produce positive total returns, on average, for the past six months.

Constructive Investment Posture Dampened Relative Results

The fund’s results compared to its benchmark were undermined by overweighted positions in riskier market sectors, including investment-grade and high yield corporate-backed bonds.These higher yielding securities generally lagged U.S. government securities during the flight to quality. In addition, we had set the fund’s average duration in a position we considered slightly shorter than market averages, but this strategy prevented the fund from participating more fully in the remarkable gains of U.S. Treasury securities and, to a lesser extent, U.S. government agency securities.

The fund achieved better results from commercial mortgage-backed securities and high-quality asset-backed securities comprised of automobile loans. The fund also benefited from our yield-curve strategy, which focused on maturities in the five- to seven-year range. Such bonds gained more value than their shorter-term counterparts when yield differences steepened across the market’s maturity spectrum. We employed interest-rate futures to set the fund’s duration and yield curve positions. In addition, the fund scored relative success through our volatility management strategy, which involved the use of exchange-listed and over-the-counter options.

Positioned for a Slow-Growth Environment

We currently expect the U.S. economic recovery to persist, but at a more sluggish pace than historical norms.We also expect market volatility to remain elevated over the foreseeable future. However, we believe that most of the rally among U.S. government securities is behind us, and we therefore have maintained the fund’s mild emphasis on higher yielding securities, which generally have become more attractively valued in our view.We also have identified potential opportunities among high-quality residential mortgage-backed securities that may benefit from the Federal Reserve Board’s efforts to stimulate economic growth and a struggling housing market over the remainder of 2012.

February 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Investing internationally involves special risk, including changes in currency exchange rates, political economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of
1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2011 to January 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2012
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$4.66	$8.13	$8.39	$3.08
Ending value (after expenses)	$1,038.50	$1,035.10	$1,034.80	$1,040.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2012
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$4.62	$8.06	$8.31	$3.05
Ending value (after expenses)	$1,020.56	$1,017.14	$1,016.89	$1,022.12

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.59% for Class B, 1.64% for
Class C and .60% for Class I, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—123.1%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—.0%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	410,000		452,025
Agriculture—.9%
Altria Group,
Gtd. Notes	10.20	2/6/39	6,250,000		9,936,375
Asset-Backed Ctfs./
Auto Receivables—3.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000	[b]	4,122,282
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	1,855,000		1,879,313
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	2,020,000		2,019,926
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	5,800,000		6,080,826
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000		1,469,142
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	[b]	1,725,452
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000		1,012,048
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000		5,836,764
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	1,859,617	[b]	1,866,648
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,245,557	[b]	1,238,543
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000		1,402,119
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000	[b]	3,640,336
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	5,795,000		5,745,222
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,185,000		1,189,960
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.14	10/14/14	4,010,000	[b,c]	4,004,620
					43,233,201

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Credit Cards—1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	3.04	8/15/18	11,075,000	[b,c]	11,659,699
Asset-Backed Ctfs./
Home Equity Loans—.8%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	530,021	[c]	529,819
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,794,828	[c]	2,686,699
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.60	10/25/35	1,329,741	[c]	1,229,352
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	583,226	[c]	583,929
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	2,885,802	[c]	2,812,384
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.68	3/25/35	289,331	[c]	288,150
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.33	10/25/36	97,162	[c]	96,399
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.54	11/25/35	470,603	[c]	468,229
					8,694,961
Asset-Backed Ctfs./
Manufactured Housing—.2%
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,595,798		1,653,311
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	[c]	79,925
					1,733,236
Banks—6.0%
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	2,310,000		2,276,875
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	6,000,000		5,882,268
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	5,460,000		5,542,244
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	1,675,000		1,738,325

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Banks (continued)
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	3,965,000		3,955,060
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	2,930,000		3,107,778
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	6,225,000		6,462,060
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	2,750,000		2,857,165
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,055,000		3,057,453
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	2,400,000		2,492,410
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	8,510,000		8,697,280
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	2,575,000		2,658,814
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,332,768
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	[c]	465,643
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	2,380,000		2,357,647
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	2,880,000		2,952,438
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000		1,209,164
NB Capital Trust IV,
Gtd. Cap. Secs	8.25	4/15/27	1,290,000		1,283,550
PNC Bank,
Sub. Notes	6.88	4/1/18	1,782,000		2,090,405
USB Capital IX,
Gtd. Notes	3.50	10/29/49	7,090,000	[c]	5,313,601
					66,732,948
Commercial Mortgage
Pass-Through Ctfs.—4.0%
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-PW13, Cl. A3	5.52	9/11/41	35,000		37,025

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	2,103,543	[c]	2,142,188
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	1,678,215	[b]	1,706,619
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000	[b,c]	1,603,956
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	610,000	[b,c]	594,151
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	5,680,000	[b,c]	5,504,014
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	3.02	3/6/20	3,110,000	[b,c]	3,013,952
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.58	3/6/20	25,000	[b,c]	24,353
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	2,380,000	[b,c]	2,354,116
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	6.42	3/6/20	6,725,000	[b,c]	6,685,507
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	[b]	7,222,609
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	[b,c]	6,035,145
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	512,144	[c]	511,900
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.39	11/12/37	4,035,000	[c]	4,530,980
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	96,828		100,042
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	3,530		3,527
TIAA Seasoned Commercial
Mortgage Trust,
Ser. 2007-C4, Cl. A3	5.72	8/15/39	495,000	[c]	537,079
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,212,888
					44,820,051

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Financial Services—5.2%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,310,000	[d]	1,473,897
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000	[c]	3,561,435
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	5,402,000		6,791,070
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,535,000	[b]	2,946,020
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	8,135,000		8,437,825
FUEL Trust,
Scd. Notes	4.21	10/15/22	3,065,000	[b]	3,150,514
General Electric Capital,
Sr. Unscd. Notes	1.21	4/7/14	4,535,000	[c]	4,498,062
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	5,180,000		6,451,669
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000	[b]	6,523,935
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000	[b]	1,333,992
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	2,745,000		2,806,763
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		395,928
Invesco,
Gtd. Notes	5.38	12/15/14	25,000		27,307
Invesco,
Gtd. Notes	5.63	4/17/12	5,310,000		5,355,820
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000		2,270,719
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	185,000		191,273
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		1,014,123
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		52,926
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		124,302
					57,407,580

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Electric Utilities—1.3%
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,730,000		3,078,075
Calpine,
Sr. Scd. Notes	7.88	1/15/23	2,550,000	[b]	2,747,625
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		1,020,342
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		72,329
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		792,771
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000		52,067
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,468,325
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		544,839
Nisource Finance,
Gtd. Notes	4.45	12/1/21	2,740,000		2,855,192
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		758,636
					14,390,201
Environmental Control—.5%
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000		3,025,891
Waste Management,
Gtd. Notes	7.75	5/15/32	2,000,000		2,823,228
					5,849,119
Food & Beverages—.8%
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	2,750,000		3,624,638
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	2,695,000	[b]	2,787,199
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	1,275,000	[b]	1,330,028
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	1,520,000	[b]	1,622,757
					9,364,622

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental—4.3%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,255,000		3,327,355
Mexican Government,
Bonds, Cl. M	MXN	6.50	6/10/21 417,865,000			33,536,727
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000	[d]	3,133,340
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000	[d]	1,888,520
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	59,830,000		5,841,402
						47,727,344
Health Care—1.4%
Amgen,
Sr. Unscd. Notes		3.88	11/15/21	4,170,000		4,351,512
Aristotle Holding,
Gtd. Notes		4.75	11/15/21	3,060,000	[b]	3,244,411
Biomet,
Gtd. Notes		10.00	10/15/17	1,947,000		2,112,495
Fresenius Medical Care II,
Gtd. Notes		5.63	7/31/19	540,000	[b]	555,525
Gilead Sciences,
Sr. Unscd. Notes		4.40	12/1/21	2,310,000		2,505,572
HCA,
Sr. Unscd. Notes		6.25	2/15/13	2,760,000		2,849,700
						15,619,215
Materials—2.3%
Dow Chemical,
Sr. Unscd. Notes		2.50	2/15/16	190,000		194,324
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	6,260,000		6,601,258
Dow Chemical,
Sr. Unscd. Notes		5.25	11/15/41	1,930,000		2,105,892
Ecolab,
Sr. Unscd. Notes		4.35	12/8/21	1,020,000		1,126,631
Freeport-McMoRan
Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	2,885,000		3,046,854

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000	[b]	2,256,404
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	2,760,000	[b]	2,883,518
Peabody Energy,
Gtd. Notes	6.25	11/15/21	2,500,000	[b]	2,587,500
Teck Resources,
Gtd. Notes	6.25	7/15/41	2,060,000		2,431,408
Vale Overseas,
Gtd. Notes	4.38	1/11/22	2,715,000		2,742,761
					25,976,550
Media—2.8%
Comcast,
Gtd. Bonds	6.40	5/15/38	1,035,000		1,265,611
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000	[b]	4,162,173
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	205,000		229,079
Dish DBS,
Gtd. Notes	6.75	6/1/21	1,515,000		1,658,925
Dish DBS,
Gtd. Notes	7.13	2/1/16	1,210,000		1,334,025
NBC Universal Media,
Sr. Unscd. Notes	4.38	4/1/21	3,345,000		3,638,480
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	3,170,000		3,637,061
News America,
Gtd. Notes	6.65	11/15/37	2,830,000		3,411,081
News America,
Gtd. Notes	6.90	8/15/39	2,640,000		3,232,635
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,170,000	[b]	1,364,442
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	2,905,000		3,149,290
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	1,000,000		1,212,911
Time Warner,
Gtd. Debs	6.10	7/15/40	1,045,000		1,248,144

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Media (continued)
Time Warner,
Gtd. Debs	6.20	3/15/40	1,798,000	2,163,553
				31,707,410
Municipal Bonds—.7%
California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000	4,003,259
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000	3,936,864
				7,940,123
Office And Business Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	802,355
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,134,384
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,289,539
				3,226,278
Oil & Gas—2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000	5,642,856
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000	3,470,071
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000	1,734,996
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000	3,244,613
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000	1,568,890
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,255,000	1,435,361
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	1,040,000	1,381,933
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	3,220,461
Valero Energy,
Gtd. Notes	6.13	2/1/20	2,100,000	2,398,292
				24,097,473

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Pipelines—1.6%
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	2,480,000		2,775,884
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	4,395,000		5,019,499
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000		3,359,785
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	2,550,000		2,826,565
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000		3,549,385
					17,531,118
Property & Casualty Insurance—2.8%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	890,000	[d]	887,631
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	3,340,000		3,639,154
AON,
Sr. Unscd. Notes	3.50	9/30/15	2,160,000		2,261,786
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,234,000		1,277,033
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	2,101,000		2,350,092
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,937,467
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000		3,312,652
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	5,115,000		5,634,873
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000		4,084,511
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000		5,498,245
					30,883,444
Real Estate—2.1%
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	35,000		36,533
DDR,
Sr. Unscd. Notes	4.75	4/15/18	2,865,000		2,889,923

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Real Estate (continued)
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	265,000		309,487
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000		3,186,933
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000		1,389,973
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,606,450
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		599,245
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		164,722
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000		3,116,727
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		153,959
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000		747,634
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000		1,919,554
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		235,444
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,870,000		2,534,129
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	[b]	4,835,477
					23,726,190
Residential Mortgage
Pass-Through Ctfs.—.4%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	1,352,831		1,366,350
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.03	2/25/36	1,779,206	[c]	1,307,850
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.78	2/25/36	1,438,924	[c]	1,029,522
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	843	[c]	677

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Residential Funding Mortgage
Securities I, Ser. 2004-S3, Cl. M1	4.75	3/25/19	496,085		464,591
					4,168,990
Retail—1.8%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000		3,372,065
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	6,726,219	[b]	8,408,151
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	2,065,000		2,663,005
Macys Retail Holdings,
Gtd. Notes	3.88	1/15/22	2,775,000		2,848,726
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		2,952,384
					20,244,331
Telecommunications—.8%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	5.55	2/1/14	2,800,000		3,060,058
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	2,145,000		2,248,112
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	1,915,000		2,050,360
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	1,400,000		1,969,855
					9,328,385
Transportation—.3%
CSX,
Sr. Unscd. Notes	4.75	5/30/42	2,785,000		2,914,820
U.S. Government Agencies—.0%
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	129,312		141,273

	Principal
Bonds and Notes (continued)	Amount ($)[a]	Value ($)
U.S. Government Agencies/
Mortgage-Backed—37.7%
Federal Home Loan Mortgage Corp.:
4.00%	56,005,000[e,f]	59,067,773
5.00%, 10/1/18—9/1/40	1,505,223[f]	1,622,153
5.50%, 11/1/22—9/1/40	15,798,282[f]	17,201,260
6.00%, 7/1/17—12/1/37	8,577,187[f]	9,478,504
6.50%, 3/1/14—3/1/32	301,702[f]	342,756
7.00%, 3/1/12	15[f]	15
7.50%, 12/1/25—1/1/31	26,614[f]	29,982
8.00%, 10/1/19—1/1/28	9,966[f]	11,483
8.50%, 7/1/30	644[f]	793
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 51, Cl. E, 10.00%, 7/15/20	91,846[f]	92,071
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 2586, Cl. WE, 4.00%, 12/15/32	1,289,180[f]	1,323,036
Federal National Mortgage Association:
3.50%	59,190,000[e,f]	61,511,355
4.00%	89,900,000[e,f]	95,055,199
5.00%	59,060,000[e,f]	63,668,043
5.50%	39,815,000[e,f]	43,286,244
6.00%	11,200,000[e,f]	12,311,691
5.00%, 5/1/18—9/1/40	6,846,197[f]	7,436,890
5.50%, 8/1/22—8/1/40	20,677,051[f]	22,593,157
6.00%, 1/1/19—4/1/38	9,749,927[f]	10,787,785
6.50%, 3/1/26—10/1/32	116,066[f]	132,833
7.00%, 9/1/14—7/1/32	46,323[f]	52,812
7.50%, 3/1/12—3/1/31	13,661[f]	14,925
8.00%, 5/1/13—3/1/31	23,157[f]	26,479
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	774,447[f]	776,215
Pass-Through Ctfs., Ser. 1988-16,
Cl. B, 9.50%, 6/25/18	62,968[f]	70,073
Government National Mortgage Association I:
5.50%, 4/15/33	2,150,458	2,417,229
6.00%, 1/15/29	24,575	27,904
6.50%, 4/15/28—9/15/32	50,846	59,374

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)[a]	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage
Association I (continued):
7.00%, 12/15/26—9/15/31	16,454	19,462
7.50%, 12/15/26—11/15/30	5,569	5,912
8.00%, 1/15/30—10/15/30	16,105	17,569
8.50%, 4/15/25	4,306	5,196
9.00%, 10/15/27	9,489	9,810
9.50%, 2/15/25	2,877	3,213
9.50%, 11/15/17	76,814	82,524
Government National Mortgage Association II:
4.00%	9,160,000[e]	9,865,606
6.50%, 2/20/31—7/20/31	116,732	134,336
7.00%, 11/20/29	372	439
		419,542,101
U.S. Government Securities—37.0%
U.S. Treasury Bonds:
3.88%, 8/15/40	19,205,000[d]	22,859,961
6.13%, 11/15/27	6,420,000[d]	9,546,739
U.S. Treasury Notes:
1.00%, 4/30/12	196,525,000[d]	197,000,984
1.38%, 9/15/12	11,915,000[d]	12,009,486
2.13%, 5/31/15	108,495,000[d]	114,886,006
3.63%, 5/15/13	53,245,000[d]	55,601,517
		411,904,693
Total Bonds and Notes
(cost $1,331,275,863)		1,370,953,756

Short-Term Investments—7.0%
U.S. Treasury Bills:
0.01%, 2/9/12	76,402,000	76,401,389
0.03%, 5/17/12	740,000[g]	739,880
0.01%, 2/2/12	350,000[g]	350,000
Total Short-Term Investments
(cost $77,491,733)		77,491,269

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,255,771)	8,255,771[h]	8,255,771

Investment of Cash Collateral
for Securities Loaned—.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,609,531)	5,609,531[h]	5,609,531

Total Investments (cost $1,422,632,898)	131.3%	1,462,310,327
Liabilities, Less Cash and Receivables	(31.3%)	(348,389,156)
Net Assets	100.0%	1,113,921,171

GO—General Obligations
REMIC—Real Estate Mortgage Investment Conduit
a Principal amount stated in U.S. Dollars unless otherwise noted.
MXN—Mexican Peso
ZAR—South African Rand
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2012, these securities were valued at $115,741,673 or 10.4% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At January 31, 2012, the value of the fund’s securities on loan was
$403,403,806 and the value of the collateral held by the fund was $413,175,026, consisting of cash collateral of
$5,609,531 and US Government and agency securities valued at $407,565,495.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	74.7	Foreign/Governmental	4.3
Corporate Bonds	33.1	Municipal Bonds	.7
Asset/Mortgage-Backed	10.3
Short-Term/Money Market Investments	8.2		131.3

† Based on net assets.
See notes to financial statements.

The Fund	21

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value			Unrealized
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1//	31/2012($)
Financial Futures Short
U.S. Treasury 10 Year Notes	572	(75,647,000)	March 2012		(726,922)
U.S. Treasury 30 Year Bonds	35	(5,090,313)	March 2012		(19,687)
					(746,609)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $403,403,806)—Note 1(c):
Unaffiliated issuers			1,408,767,596	1,448,445,025
Affiliated issuers			13,865,302	13,865,302
Cash denominated in foreign currencies			10,029,992	9,942,844
Receivable for open mortgage-backed dollar rolls—Note 4				57,923,457
Dividends, interest and securities lending income receivable				8,103,202
Receivable for shares of Common Stock subscribed				1,254,038
Prepaid expenses				42,046
				1,539,575,914
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				789,525
Cash overdraft due to Custodian				17,980
Payble for open mortgage-backed dollar rolls—Note 4				346,212,296
Payable for investment securities purchased				71,634,527
Liability for securities on loan—Note 1(c)				5,609,531
Payable for shares of Common Stock redeemed				690,159
Payable for futures variation margin—Note 4				181,940
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				92,606
Accrued expenses				426,179
				425,654,743
Net Assets ($)			1,113,921,171
Composition of Net Assets ($):
Paid-in capital				1,097,994,034
Accumulated distributions in excess of investment income—net				(1,407,130)
Accumulated net realized gain (loss) on investments				(21,343,357)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($746,609) net
unrealized (depreciation) on financial futures]				38,677,624
Net Assets ($)			1,113,921,171

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	993,582,572	2,285,976	42,591,491	75,461,132
Shares Outstanding	72,054,180	165,834	3,089,093	5,473,556
Net Asset Value Per Share ($)	13.79	13.78	13.79	13.79

See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	16,006,953
Income from securities lending—Note 1(c)	80,890
Dividends;
Affiliated issuers	5,577
Total Income	16,093,420
Expenses:
Management fee—Note 3(a)	2,593,864
Shareholder servicing costs—Note 3(c)	2,357,714
Distribution fees—Note 3(b)	163,803
Professional fees	59,652
Custodian fees—Note 3(c)	49,961
Prospectus and shareholders’ reports	40,028
Directors’ fees and expenses—Note 3(d)	24,877
Registration fees	13,708
Loan commitment fees—Note 2	7,524
Miscellaneous	42,289
Total Expenses	5,353,420
Less—reduction in fees due to earnings credits—Note 3(c)	(252)
Net Expenses	5,353,168
Investment Income—Net	10,740,252
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,669,477
Net realized gain (loss) on options transactions	(186,462)
Net realized gain (loss) on financial futures	(295,919)
Net realized gain (loss) on swap transactions	161,598
Net realized gain (loss) on forward foreign currency exchange contracts	1,284,051
Net Realized Gain (Loss)	33,632,745
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(952,757)
Net unrealized appreciation (depreciation) on options transactions	632,680
Net unrealized appreciation (depreciation) on financial futures	(746,609)
Net unrealized appreciation (depreciation) on swap transactions	86,026
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(25,884)
Net Unrealized Appreciation (Depreciation)	(1,006,544)
Net Realized and Unrealized Gain (Loss) on Investments	32,626,201
Net Increase in Net Assets Resulting from Operations	43,366,453

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Operations ($):
Investment income—net	10,740,252	37,067,100
Net realized gain (loss) on investments	33,632,745	48,768,838
Net unrealized appreciation
(depreciation) on investments	(1,006,544)	(19,932,585)
Net Increase (Decrease) in Net Assets
Resulting from Operations	43,366,453	65,903,353
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12,861,255)	(38,020,867)
Class B Shares	(26,491)	(169,015)
Class C Shares	(353,375)	(1,176,973)
Class I Shares	(550,903)	(1,002,567)
Total Dividends	(13,792,024)	(40,369,422)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	106,447,281	174,417,803
Class B Shares	40,424	343,380
Class C Shares	4,086,919	5,222,500
Class I Shares	53,670,283	9,951,572
Dividends reinvested:
Class A Shares	11,437,304	33,883,733
Class B Shares	20,754	124,344
Class C Shares	241,797	809,002
Class I Shares	387,838	481,274
Cost of shares redeemed:
Class A Shares	(261,512,049)	(298,701,117)
Class B Shares	(1,728,260)	(7,709,626)
Class C Shares	(3,810,445)	(13,856,218)
Class I Shares	(6,077,249)	(14,752,972)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(96,795,403)	(109,786,325)
Total Increase (Decrease) in Net Assets	(67,220,974)	(84,252,394)
Net Assets ($):
Beginning of Period	1,181,142,145	1,265,394,539
End of Period	1,113,921,171	1,181,142,145
Undistributed (distributions in excess of)
investment income—net	(1,407,130)	1,644,642

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	7,842,677	13,145,002
Shares issued for dividends reinvested	840,609	2,556,597
Shares redeemed	(19,226,165)	(22,593,723)
Net Increase (Decrease) in Shares Outstanding	(10,542,879)	(6,892,124)
Class Ba
Shares sold	2,972	25,999
Shares issued for dividends reinvested	1,526	9,389
Shares redeemed	(127,181)	(583,210)
Net Increase (Decrease) in Shares Outstanding	(122,683)	(547,822)
Class C
Shares sold	300,907	394,848
Shares issued for dividends reinvested	17,768	61,054
Shares redeemed	(280,324)	(1,048,953)
Net Increase (Decrease) in Shares Outstanding	38,351	(593,051)
Class I
Shares sold	3,951,206	755,036
Shares issued for dividends reinvested	28,389	36,312
Shares redeemed	(447,356)	(1,115,673)
Net Increase (Decrease) in Shares Outstanding	3,532,239	(324,325)

a	During the period ended January 31, 2012, 56,386 Class B shares representing $766,364, were automatically converted to 56,374 Class A shares and during the period ended July 31, 2011, 139,312 Class B shares representing $1,842,064, were automatically converted to 139,280 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2012				Year Ended July 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	13.44	13.15	12.00	12.02	12.40	12.35
Investment Operations:
Investment income—net[b]	.13	.41	.53	.56	.55	.61
Net realized and unrealized
gain (loss) on investments	.38	.33	1.15	(.02)	(.32)	.08
Total from
Investment Operations	.51	.74	1.68	.54	.23	.69
Distributions:
Dividends from
investment income—net	(.16)	(.45)	(.53)	(.56)	(.60)	(.64)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	—
Total Distributions	(.16)	(.45)	(.53)	(.56)	(.61)	(.64)
Net asset value,
end of period	13.79	13.44	13.15	12.00	12.02	12.40
Total Return (%)	3.85[c,d]	5.75 [c]	14.29[c]	4.90[c]	1.76[c]	5.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[e]	.88	.89	.92	.87	.92
Ratio of net expenses
to average net assets	.91[e]	.88	.88	.82	.80	.80
Ratio of net investment
income to average
net assets	1.88[e]	3.14	4.21	4.93	4.53	4.85
Portfolio Turnover Rate[f]	215.13[d]	371.17	237.07	343.03	385.86	492.35
Net Assets, end of period
($ x 1,000)	993,583 1,110,179		1,176,710	1,125,878	1,257,597	522,661

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Investor shares were redesignated as Class A shares.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012,
July 31, 2011, 2010, 2009, 2008 and 2007 were 82.65%, 156.79%, 90.98%, 108.07%, 125.60% and
357.70%, respectively.
See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2012			Year Ended July 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	13.44	13.15	12.01	12.01	12.35
Investment Operations:
Investment income—net[b]	.08	.32	.48	.46	.06
Net realized and unrealized
gain (loss) on investments	.38	.34	1.13	.00[c]	(.29)
Total from Investment Operations	.46	.66	1.61	.46	(.23)
Distributions:
Dividends from investment income—net	(.12)	(.37)	(.47)	(.46)	(.11)
Net asset value, end of period	13.78	13.44	13.15	12.01	12.01
Total Return (%)[d]	3.51[e]	5.14	13.72	3.95	(1.77)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59[f]	1.52	1.43	1.59	1.70[f]
Ratio of net expenses to average net assets	1.59[f]	1.52	1.43	1.59	1.70[f]
Ratio of net investment income
to average net assets	1.19[f]	2.53	3.86	4.14	2.43[f]
Portfolio Turnover Rate[g]	215.13[e]	371.17	237.07	343.03	385.86
Net Assets, end of period ($ x 1,000)	2,286	3,877	10,996	18,918	41,588

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012, July 31,
2011, 2010, 2009 and 2008 were 82.65%, 156.79%, 90.98%, 108.07% and 125.60%, respectively.
See notes to financial statements.

Six Months Ended
January 31, 2012			Year Ended July 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	13.44	13.15	12.00	12.02	12.35
Investment Operations:
Investment income—net[b]	.08	.32	.43	.46	.06
Net realized and unrealized
gain (loss) on investments	.39	.33	1.15	(.02)	(.28)
Total from Investment Operations	.47	.65	1.58	.44	(.22)
Distributions:
Dividends from investment income—net	(.12)	(.36)	(.43)	(.46)	(.11)
Net asset value, end of period	13.79	13.44	13.15	12.00	12.02
Total Return (%)[c]	3.48[d]	5.01	13.40	4.01	(1.81)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64[e]	1.59	1.66	1.69	1.49[e]
Ratio of net expenses to average net assets	1.64[e]	1.59	1.66	1.69	1.49[e]
Ratio of net investment income
to average net assets	1.16[e]	2.44	3.41	4.07	2.64[e]
Portfolio Turnover Rate[f]	215.13[d]	371.17	237.07	343.03	385.86
Net Assets, end of period ($ x 1,000)	42,591	41,001	47,907	50,196	54,928

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012, July 31,
2011, 2010, 2009 and 2008 were 82.65%, 156.79%, 90.98%, 108.07% and 125.60%, respectively.
See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2012			Year Ended July 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	13.44	13.14	12.00	12.01	12.40	12.34
Investment Operations:
Investment income—net[b]	.15	.46	.56	.58	.60	.64
Net realized and unrealized
gain (loss) on investments	.39	.34	1.15	.00[c]	(.34)	.09
Total from Investment Operations	.54	.80	1.71	.58	.26	.73
Distributions:
Dividends from
investment income—net	(.19)	(.50)	(.57)	(.59)	(.64)	(.67)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	—
Total Distributions	(.19)	(.50)	(.57)	(.59)	(.65)	(.67)
Net asset value, end of period	13.79	13.44	13.14	12.00	12.01	12.40
Total Return (%)	4.09[d]	6.09	14.52	5.27	2.05	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[e]	.55	.62	.60	.52	.53
Ratio of net expenses
to average net assets	.60[e]	.55	.59	.54	.52	.53
Ratio of net investment income
to average net assets	2.21[e]	3.46	4.46	5.18	4.83	5.10
Portfolio Turnover Rate[f]	215.13[d]	371.17	237.07	343.03	385.86	492.35
Net Assets, end of period
($ x 1,000)	75,461	26,085	29,781	27,624	38,600	35,482

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Institutional shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012,
July 31, 2011, 2010, 2009, 2008 and 2007 were 82.65%, 156.79%, 90.98%, 108.07%, 125.60% and
357.70%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.2 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (500 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (500 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	65,321,097	—	65,321,097
Commercial
Mortgage-Backed	—	44,820,051	—	44,820,051
Corporate Bonds†	—	369,388,084	—	369,388,084
Foreign Government	—	47,727,344	—	47,727,344
Municipal Bonds	—	7,940,123	—	7,940,123
Mutual Funds	13,865,302	—	—	13,865,302
Residential
Mortgage-Backed	—	4,168,990	—	4,168,990
U.S. Government
Agencies/
Mortgage-Backed	—	419,683,374	—	419,683,374
U.S. Treasury	—	489,395,962	—	489,395,962

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(92,606)	—	(92,606)
Futures††	(746,609)	—	—	(746,609)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized depreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2012, The Bank of New York Mellon earned $43,556 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2011	($)	Purchases ($)	Sales ($)	1/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	9,872,000		377,975,695	379,591,924	8,255,771.7
Dreyfus
Institutional
Cash
Advantage
Fund	5,461,700		103,157,914	103,010,083	5,609,531.5
Total	15,333,700		481,133,609	482,602,007	13,865,302		1.2

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $51,882,012 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2011. If not applied, $26,906 of the carryover expires in fiscal 2013, $2,935,095 expires in fiscal 2014, $11,616,326 expires in fiscal 2015, $635,541 expires in fiscal 2016, $33,295,069 expires in fiscal 2017 and $3,373,075 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2011 was as follows: ordinary income $40,369,422. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) New accounting pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2012, the Distributor retained $6,345 from commissions earned on sales of the fund’s Class A shares and $915 and $7,142 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended January 31, 2012, Class B and Class C shares were charged $7,587 and $156,216, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2012, Class A, Class B and Class C shares were charged $1,335,474, $3,794 and $52,072, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2012, the fund was charged $226,715 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2012, the fund was charged $21,225 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $252.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2012, the fund was charged $49,961 pursuant to the custody agreement.

During the period ended January 31, 2012, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $419,864, Rule 12b-1 distribution plan fees $27,838, shareholder services plan fees $218,339, custodian fees $41,852, chief compliance officer fees $2,227 and transfer agency per account fees $79,405.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, options transactions, financial futures, forward contracts and swap transactions, during the period ended January 31, 2012, amounted to $2,866,543,606 and $2,819,357,741, respectively, of which $1,732,443,848 in purchases and $1,736,180,301 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk	—	Interest rate risk[1]	(746,609)
Foreign exchange risk	—	Foreign exchange risk[2]	(92,606)
Gross fair value of
derivatives contracts	—		(839,215)

Statement of Assets and Liabilities location:
1	Includes cumulative depreciation on futures contracts as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[3]	Options[4]	Contracts[5]	Swaps[6]	Total
Interest rate	(295,919)	446,218	—	—	150,299
Foreign
exchange	—	(632,680)	1,284,051	—	651,371
Credit	—	—	—	161,598	161,598
Total	(295,919)	(186,462)	1,284,051	161,598	963,268

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Swaps[10]	Total
Interest rate	(746,609)	—	—	—	(746,609)
Foreign
exchange	—	632,680	(25,884)	—	606,796
Credit	—	—	—	86,026	86,026
Total	(746,609)	632,680	(25,884)	86,026	(53,787)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net realized gain (loss) on swap transactions.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[10]	Net unrealized appreciation (depreciation) on swap transactions.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at January 31, 2012 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended January 31, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
July 31, 2011	—	—
Contracts written	55,290,000	1,057,181
Contracts terminated:
Contracts closed	42,790,000	987,221	867,497	119,724
Contracts expired	12,500,000	69,960	—	69,960
Total contracts
terminated	55,290,000	1,057,181	867,497	189,684
Contracts outstanding
January 31, 2012	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2012:

Forward Foreign
Currency		Number	Foreign
Exchange		of	Currency			Unrealized
Contracts	Contracts		Amount	Proceeds ($)	Value ($) (Depreciation) ($)
Sale:
South African
Rand,
Expiring
2/24/2012	[a]	1	45,970,000	5,764,480	5,857,086	(92,606)

Counterparty:
a Credit Suisse First Boston

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. At January 31, 2012, there were no credit default swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2012:

Average Market Value ($)
Interest rate futures contracts	16,489,112
Interest rate options contracts	256,753
Forward contracts	3,727,190

The following summarizes the average notional value of swap contracts outstanding during the period ended January 31, 2012:

Average Notional Value ($)
Credit default swap contracts	16,728,571

At January 31, 2012, accumulated net unrealized appreciation on investments was $39,677,429, consisting of $43,411,873 gross unrealized appreciation and $3,734,444 gross unrealized depreciation.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	49

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Financial Futures
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2011, through January 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the rally in October, but government bond yields continued to trend downward and prices rose over the final three months of the reporting period.While corporate-backed bonds were hurt during the flight to quality, they eked out positive returns for the reporting period, on average, as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast for 2012 calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Although safe-haven assets historically have provided relative principal stability during high-volatility periods, we currently see little long-term value in U.S. Treasury securities. Instead, we believe that long-term fundamentals favor U.S. non-financial corporate credit and global fixed income. Of course, we encourage you to talk with your financial adviser about current market conditions, your expectations and the investments that may be right for you.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2011, through January 31, 2012, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2012, Dreyfus ShortTerm Income Fund’s Class B shares produced a total return of 0.36%, Class D shares produced a total return of 0.72% and Class P shares produced a total return of 0.70%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 1.17% for the same period.2 Shorter-term U.S. government securities rallied early in the reporting period as economic uncertainty intensified amid a subpar U.S. economic recovery and a sovereign debt crisis in Europe, sparking a flight to traditional safe havens among investors. Although higher yielding sectors of the bond market later rebounded when economic concerns eased, they produced more modest returns than U.S. government securities for the reporting period overall.The fund produced lower returns than its benchmark, primarily due to allocations to higher yielding market sectors.

The Fund’s Investment Approach

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue its goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Government Securities Rallied Amid Economic Uncertainty

By the start of the reporting period, investor confidence already had deteriorated substantially due to a sovereign debt crisis in Europe, which threatened to spread from Greece to other members of the European Union. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing.These developments sparked a shift away from riskier assets and toward traditional safe havens, causing U.S. government bond prices to rise and yields to fall.

In early August, investors’ macroeconomic concerns came to a head when a major credit-rating agency reduced its assessment of long-term U.S. government debt. As a result, market volatility intensified greatly in August and September. Ironically, U.S. government bonds gained considerable value during the ensuing flight to quality. In contrast, investment-grade and high yield corporate bonds suffered sharp declines. These effects were more pronounced among longer-term bonds than their shorter-term counterparts.

Economic data and investor confidence seemed to improve from October 2011 through January 2012, when it became more apparent that the subpar U.S. economic expansion remained intact and the European Union seemed to make some progress in addressing the region’s fiscal problems. Consequently, U.S. government securities gave back some of their previous gains and corporate-backed securities rallied to a degree over the final months of the reporting period, enabling them to produce positive total returns, on average, for the past six months.

Constructive Investment Posture Dampened Relative Results

The fund’s results compared to its benchmark were undermined by overweighted positions in riskier market sectors, particularly a small position in high yield corporate-backed bonds. In addition, we had set the fund’s average duration in a position we considered slightly shorter than market averages over much of the reporting period, but this strategy prevented the fund from participating more fully in the remarkable gains of U.S. Treasury securities and, to a lesser extent, U.S. government agency securities. Improved results from our duration management strategy in January 2012 were not enough to fully offset earlier weakness. Our focus on shorter-term maturities also proved modestly counterproductive, as returns were more robust among intermediate-term bonds.We employed interest-rate futures to set the fund’s duration and yield curve positions.

4

The fund achieved better relative results from AAA-rated, senior commercial mortgage-backed securities and high-quality asset-backed securities comprised of automobile loans, which are not represented in the benchmark.

Positioned for a Slow-Growth Environment

We currently expect the U.S. economic recovery to persist, but at a more sluggish pace than historical norms.We also expect market volatility to remain elevated over the foreseeable future. However, we believe that most of the rally among U.S. government securities is behind us, and we therefore have maintained the fund’s mild emphasis on higher yielding securities, many of which have become more attractively valued in our view.We also have identified potential opportunities among high-quality residential mortgage-backed securities, which may benefit from the Federal Reserve Board’s efforts to stimulate economic growth and a struggling housing market over the remainder of 2012.

February 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Investing internationally involves special risk, including changes in currency exchange rates, political economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of
Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2011 to January 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2012
	Class B	Class D	Class P
Expenses paid per $1,000†	$8.21	$4.54	$4.74
Ending value (after expenses)	$1,003.60	$1,007.20	$1,007.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2012
	Class B	Class D	Class P
Expenses paid per $1,000†	$8.26	$4.57	$4.77
Ending value (after expenses)	$1,016.94	$1,020.61	$1,020.41

Expenses are equal to the fund’s annualized expense ratio of 1.63% for Class B, .90% for Class D and .94% for Class P, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—107.0%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset—Backed Certificates—.7%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,904,146
Asset-Backed Ctfs./
Auto Receivables—6.8%
Ally Auto Receivables Trust,
Ser. 2010-2, Cl. A3	1.38	7/15/14	1,181,322		1,187,755
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000	[b]	803,715
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.36	8/15/17	780,000	[c]	784,127
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	945,000		945,072
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	390,000		395,112
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000		1,252,480
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,373,428
Americredit Automobile Receivables
Trust, Ser. 2010-2, Cl. E	8.66	10/10/17	550,000	[b]	609,612
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		459,241
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		191,050
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,729,013
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	480,000		485,565
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.89	2/15/16	855,000	[c]	856,911
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	366,288	[b]	367,673
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	242,251	[b]	240,887
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	1,647,900	[b]	1,631,552
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		300,025

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		547,575
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,264,048
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		286,193
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.14	10/14/14	880,000	[b,c]	878,819
					17,589,853
Asset-Backed Ctfs./
Credit Cards—1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	3.04	8/15/18	2,400,000	[b,c]	2,526,707
Asset-Backed Ctfs./
Home Equity Loans—1.8%
AH Mortgage Advance Trust,
Ser. SART-3, Cl. 1A1	2.98	3/13/43	1,000,000	[b]	999,982
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	662,526	[c]	662,273
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,276,809	[c]	1,227,410
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.60	10/25/35	231,985	[c]	214,471
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	114,878	[c]	115,016
Credit-Based Asset
Servicing and Securitization,
Ser. 2002-CB3, Cl. M2	2.15	6/25/32	591,008	[c]	590,294
GMAC Mortgage Servicer Advance
Funding, Ser. 2011-1A, Cl. A	3.72	3/15/23	950,000	[b]	949,925
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.33	10/25/36	18,093	[c]	17,951
					4,777,322
Commercial Mortgage
Pass-Through Ctfs.—2.9%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		91,664

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.37	9/10/47	895,000	[c]	1,007,248
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	600,000	[c]	689,925
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	1,150,000		1,211,304
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.88	9/11/38	330,861	[c]	353,964
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	557,774	[b]	567,215
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000	[b,c]	1,603,956
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	730,000	[b,c]	707,382
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	350,000	[b,c]	346,194
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	270,792	[c]	288,363
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.37	11/14/42	475,000	[c]	531,476
Morgan Stanley Dean Witter
Capital I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	78,748		78,690
					7,477,381
Consumer Discretionary—.5%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000		892,932
Staples,
Gtd. Notes	9.75	1/15/14	405,000		464,356
					1,357,288
Consumer Staples—1.6%
Altria Group,
Gtd. Notes	8.50	11/10/13	555,000		626,294
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	975,000		1,124,522
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000		633,861

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples (continued)
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[b]	662,437
SABMiller Holdings,
Gtd. Notes	2.45	1/15/17	1,000,000	[b]	1,022,719
					4,069,833
Energy—2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,201,993
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	600,000		671,585
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		252,476
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		657,596
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.30	9/15/20	615,000	[d]	673,747
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		1,007,377
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000		661,671
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		515,037
Valero Energy,
Gtd. Notes	6.13	2/1/20	660,000		753,749
					6,395,231
Financial—15.4%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		646,939
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000	[d]	189,494
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000	[d]	81,717
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[c]	219,420
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000		727,750
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	2,870,000		2,828,844

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	460,000		467,113
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000		2,029,624
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000		802,075
Citigroup,
Sr. Unscd. Notes	3.95	6/15/16	1,300,000		1,337,634
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,600,000		1,670,096
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	560,000		590,086
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,330,000		1,380,649
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000		597,141
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[b]	1,235,307
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000		1,771,010
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	950,000		985,364
FUEL Trust,
Scd. Notes	4.21	10/15/22	695,000	[b]	714,390
General Electric Capital,
Sr. Unscd. Notes	1.21	4/7/14	980,000	[c]	972,018
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	1,300,000		1,373,258
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	240,000		251,480
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000		941,557
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		677,962
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	635,000		659,450
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	[b]	1,178,236

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	400,000	[b]	410,459
International Lease Finance,
Sr. Unscd. Notes		6.63	11/15/13	535,000		547,037
Invesco,
Gtd. Notes		5.38	2/27/13	380,000		395,928
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.50	1/24/22	2,520,000		2,602,023
JPMorgan Chase & Co.,
Sr. Unscd. Notes		5.38	1/15/14	1,085,000		1,160,847
MetLife Institutional Funding II,
Scd. Notes		1.48	4/4/14	1,200,000	[b,c]	1,200,502
Metropolitan Life
Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	1,000,000	[b]	1,048,454
Morgan Stanley,
Sr. Unscd. Notes		4.10	1/26/15	660,000		662,365
PNC Bank,
Sub. Notes		6.88	4/1/18	600,000		703,840
Principal Financial Group,
Gtd. Notes		8.88	5/15/19	1,125,000		1,433,359
Prudential Financial,
Sr. Unscd. Notes		3.00	5/12/16	1,300,000		1,331,697
Prudential Financial,
Sr. Unscd. Notes		4.75	9/17/15	365,000		394,803
Royal Bank of Canada,
Sr. Unscd. Notes		1.45	10/30/14	1,590,000		1,613,451
Willis North America,
Gtd. Notes		6.20	3/28/17	615,000		685,395
Willis North America,
Gtd. Notes		7.00	9/29/19	1,360,000		1,561,088
						40,079,862
Foreign/Governmental—3.8%
Mexican Government,
Bonds, Ser. M 10	MXN	7.25	12/15/16	93,000,000		7,817,948
Province of Ontario Canada,
Sr. Unscd. Bonds		4.38	2/15/13	760,000		789,420

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
South African Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	10,000,000		1,344,794
						9,952,162
Health Care—2.0%
Amgen,
Sr. Unscd. Notes		2.50	11/15/16	1,500,000		1,548,870
Aristotle Holding,
Gtd. Notes		3.50	11/15/16	985,000	[b]	1,014,039
Biomet,
Gtd. Notes		10.00	10/15/17	375,000		406,875
Fresenius Medical Care II,
Gtd. Notes		5.63	7/31/19	125,000	[b]	128,594
Gilead Sciences,
Sr. Unscd. Notes		3.05	12/1/16	750,000		786,909
HCA,
Sr. Unscd. Notes		6.25	2/15/13	525,000		542,062
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	725,000		791,509
						5,218,858
Industrial—.4%
BE Aerospace,
Sr. Unscd. Notes		6.88	10/1/20	100,000		110,250
Waste Management,
Gtd. Notes		6.38	3/11/15	725,000		826,340
						936,590
Materials—2.5%
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	1,990,000		2,098,483
Ecolab,
Sr. Unscd. Notes		3.00	12/8/16	600,000		635,103
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	860,000	[b]	953,566
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	590,000	[b]	616,404
Peabody Energy,
Sr. Notes		6.00	11/15/18	550,000	[b]	569,250

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	850,000		977,510
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		656,646
					6,506,962
Media—2.3%
Comcast,
Gtd. Notes	5.15	3/1/20	225,000		261,588
Comcast,
Gtd. Notes	5.90	3/15/16	1,200,000		1,394,555
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[b]	765,322
Dish DBS,
Gtd. Notes	6.75	6/1/21	350,000		383,250
Dish DBS,
Gtd. Notes	7.13	2/1/16	280,000		308,700
NBC Universal Media,
Sr. Unscd. Notes	3.65	4/30/15	700,000		747,595
News America,
Gtd. Notes	4.50	2/15/21	505,000		549,981
News America,
Gtd. Notes	5.30	12/15/14	735,000		818,048
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000		622,882
					5,851,921
Real Estate—3.0%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000		693,138
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		655,654
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000		581,237
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000		64,233
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000		615,022
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000		262,044

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Real Estate (continued)
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		375,890
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000		310,464
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		654,513
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000		414,830
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000		998,360
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000		398,772
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000		519,270
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000	[b]	794,873
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	[b]	354,497
					7,692,797
Residential Mortgage
Pass-Through Ctfs.—.2%
CS First Boston Mortgage
Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	360,091		363,943
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.75	12/25/34	275,668	[c]	219,122
					583,065
Technology—.5%
Hewlett-Packard,
Sr. Unscd. Notes	2.20	12/1/15	405,000		407,622
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000		822,152
					1,229,774
Telecommunications—1.0%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000		679,767
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	620,000		677,584

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications (continued)
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	880,000		899,012
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	280,000		348,627
					2,604,990
U.S. Government Agencies—11.5%
Federal Home Loan Mortgage Corp.,
Notes	3.50	5/29/13	4,185,000	[e]	4,365,800
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000	[e]	12,568,973
Federal National Mortgage
Association, Notes	1.50	6/26/13	12,780,000	[e]	13,006,206
					29,940,979
U.S. Government Agencies/
Mortgage-Backed—7.3%
Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			1,478	[e]	1,684
Stripped Security, Interest
Only Class, REMIC, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			3,510	[e,f]	55
Federal National Mortgage Association:
3.50%			12,685,000	[e,g]	13,182,489
4.00%			2,515,000	[e,g]	2,659,219
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			232,248	[e]	240,803
Government National Mortgage Association II:
4.00%			2,535,000	[g]	2,730,274
7.00%, 12/20/30—4/20/31			13,112		15,525
7.50%, 11/20/29—12/20/30			14,096		16,945
					18,846,994
U.S. Government Securities—37.3%
U.S. Treasury Notes:
1.00%, 4/30/12			20,745,000	[d]	20,795,244
1.38%, 9/15/12			23,095,000	[d]	23,278,143

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
1.75%, 8/15/12			14,455,000		14,584,878
1.75%, 4/15/13			5,915,000	[d]	6,027,527
2.13%, 5/31/15			23,205,000	[d]	24,571,914
3.63%, 5/15/13			7,375,000	[d]	7,701,403
					96,959,109
Utilities—2.0%
AES,
Sr. Unscd. Notes	8.00	10/15/17	590,000		665,225
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		322,695
Calpine,
Sr. Scd. Notes	7.88	1/15/23	620,000	[b]	668,050
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000		177,473
Duke Energy Ohio,
First Mortgage Bonds	2.10	6/15/13	925,000		943,930
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	645,000		679,795
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		835,740
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000		1,010,849
					5,303,757
Total Bonds and Notes
(cost $272,807,775)					277,805,581

Short-Term Investments—.1%
U.S. Treasury Bills:
0.01%, 2/9/12			15,000	[h]	15,000
0.03%, 5/17/12			150,000	[h]	149,976
0.00%, 2/2/12			140,000	[h]	140,000
Total Short-Term Investments
(cost $304,986)					304,976

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $136,084)	136,084[i]	136,084

Investment of Cash Collateral
for Securities Loaned—.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $943,566)	943,566[i]	943,566

Total Investments (cost $274,192,411)	107.6%	279,190,207
Liabilities, Less Cash and Receivables	(7.6%)	(19,651,727)
Net Assets	100.0%	259,538,480

REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
MXN—Mexican Peso
ZAR—South African Rand
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2012, these securities were valued at $25,570,718 or 9.9% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At January 31, 2012, the value of the fund’s securities on loan was
$70,884,819 and the value of the collateral held by the fund was $72,650,818, consisting of cash collateral of
$943,566 and U.S. Government and agency securities valued at $71,707,252.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Notional face amount shown.
g Purchased on a forward commitment basis.
h Held by a broker as collateral for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government & Agencies	56.1	Foreign/Governmental	3.8
Corporate Bonds	33.7	Short-Term/Money Market Investments	.6
Asset/Mortgage-Backed	13.4		107.6

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 1/31/2012($)
Financial Futures Long
U.S. Treasury 2 Year Notes	106	23,399,500	March 2012	36,438
U.S. Treasury 5 Year Notes	121	15,009,672	March 2012	167,320
Financial Futures Short
U.S. Treasury 10 Year Notes	246	(32,533,500)	March 2012	(513,594)
Gross Unrealized Appreciation				203,758
Gross Unrealized Depreciation				(513,594)

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $70,884,819)—Note 1(b):
Unaffiliated issuers		273,112,761	278,110,557
Affiliated issuers		1,079,650	1,079,650
Cash			136,962
Receivable for investment securities sold			1,911,166
Dividends, interest and securities lending income receivable			1,850,204
Receivable for shares of Common Stock subscribed			29,376
Prepaid expenses			24,863
			283,142,778
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			190,831
Payable for investment securities purchased			16,525,040
Payable for open mortgage—backed dollar rolls—Note 4			5,358,789
Liability for securities on loan—Note 1(b)			943,566
Payable for shares of Common Stock redeemed			445,910
Payable for futures variation margin—Note 4			49,328
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			21,595
Accrued expenses			69,239
			23,604,298
Net Assets ($)			259,538,480
Composition of Net Assets ($):
Paid-in capital			325,160,570
Accumulated distributions in excess of investment income—net			(1,035,796)
Accumulated net realized gain (loss) on investments			(69,255,344)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($309,836)
net unrealized (depreciation) on financial futures]			4,669,050
Net Assets ($)			259,538,480

Net Asset Value Per Share
	Class B	Class D	Class P
Net Assets ($)	761,701	257,582,112	1,194,667
Shares Outstanding	71,181	24,033,934	111,337
Net Asset Value Per Share ($)	10.70	10.72	10.73

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	2,915,116
Income from securities lending—Note 1(b)	24,410
Dividends;
Affiliated issuers	683
Total Income	2,940,209
Expenses:
Management fee—Note 3(a)	661,630
Shareholder servicing costs—Note 3(c)	427,395
Professional fees	30,990
Registration fees	16,295
Custodian fees—Note 3(c)	11,965
Prospectus and shareholders’ reports	11,583
Directors’ fees and expenses—Note 3(d)	5,747
Distribution fees—Note 3(b)	2,073
Loan commitment fees—Note 2	1,573
Miscellaneous	26,650
Total Expenses	1,195,901
Less—reduction in fees due to earnings credits—Note 3(c)	(82)
Net Expenses	1,195,819
Investment Income—Net	1,744,390
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,018,161
Net realized gain (loss) on financial futures	(1,076,136)
Net realized gain (loss) on forward foreign currency exchange contracts	(41,464)
Net Realized Gain (Loss)	900,561
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(638,886)
Net unrealized appreciation (depreciation) on financial futures	(73,086)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(21,595)
Net Unrealized Appreciation (Depreciation)	(733,567)
Net Realized and Unrealized Gain (Loss) on Investments	166,994
Net Increase in Net Assets Resulting from Operations	1,911,384
See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Operations ($):
Investment income—net	1,744,390	5,415,184
Net realized gain (loss) on investments	900,561	3,349,128
Net unrealized appreciation
(depreciation) on investments	(733,567)	(2,106,649)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,911,384	6,657,663
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	(5,947)	(34,530)
Class D Shares	(2,850,962)	(7,194,431)
Class P Shares	(12,180)	(36,344)
Total Dividends	(2,869,089)	(7,265,305)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	27,663	286,719
Class D Shares	32,670,979	79,385,280
Class P Shares	230,870	54,613
Dividends reinvested:
Class B Shares	5,776	33,426
Class D Shares	2,519,894	6,216,510
Class P Shares	6,330	26,578
Cost of shares redeemed:
Class B Shares	(217,001)	(1,377,440)
Class D Shares	(38,310,654)	(79,606,719)
Class P Shares	(86,256)	(508,940)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,152,399)	4,510,027
Total Increase (Decrease) in Net Assets	(4,110,104)	3,902,385
Net Assets ($):
Beginning of Period	263,648,584	259,746,199
End of Period	259,538,480	263,648,584
Undistributed (distributions in excess of)
investment income—net	(1,035,796)	88,903

22

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
Capital Share Transactions:
Class Ba
Shares sold	2,602	26,660
Shares issued for dividends reinvested	543	3,103
Shares redeemed	(20,352)	(128,079)
Net Increase (Decrease) in Shares Outstanding	(17,207)	(98,316)
Class Da
Shares sold	3,061,207	7,363,226
Shares issued for dividends reinvested	236,140	576,526
Shares redeemed	(3,591,467)	(7,387,550)
Net Increase (Decrease) in Shares Outstanding	(294,120)	552,202
Class P
Shares sold	21,572	5,048
Shares issued for dividends reinvested	592	2,461
Shares redeemed	(8,069)	(47,187)
Net Increase (Decrease) in Shares Outstanding	14,095	(39,678)

a	During the period ended January 31, 2012, 4,163 Class B shares representing $44,400 were automatically converted to 4,157 Class D shares and during the period ended July 31, 2011, 22,558 Class B shares representing
$243,276 were automatically converted to 22,534 Class D shares.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2012			Year Ended July 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.74	10.76	10.34	10.32	10.81	10.82
Investment Operations:
Investment income—net[a]	.03	.16	.24	.34	.38	.38
Net realized and unrealized
gain (loss) on investments	.01	.06	.50	.05	(.46)	.03
Total from Investment Operations	.04	.22	.74	.39	(.08)	.41
Distributions:
Dividends from
investment income—net	(.08)	(.24)	(.32)	(.37)	(.40)	(.42)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	—
Total Distributions	(.08)	(.24)	(.32)	(.37)	(.41)	(.42)
Net asset value, end of period	10.70	10.74	10.76	10.34	10.32	10.81
Total Return (%)[b]	.36[c]	2.00	7.22	3.96	(.78)	3.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[d]	1.52	1.61	1.70	1.57	1.56
Ratio of net expenses
to average net assets	1.63[d]	1.52	1.61	1.70	1.57	1.56
Ratio of net investment income
to average net assets	.60[d]	1.51	2.34	3.50	3.62	3.46
Portfolio Turnover Rate	55.12[c,e] 118.74		90.03	99.46[e]	86.45[e]	146.57
Net Assets, end of period
($ x 1,000)	762	949	2,010	2,479	4,417	5,746

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012,
July 31, 2009 and 2008 were 53.07%, 98.62% and 86.39%, respectively.
See notes to financial statements.

24

Six Months Ended
January 31, 2012			Year Ended July 31,
Class D Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.76	10.78	10.34	10.33	10.81	10.82
Investment Operations:
Investment income—net[a]	.07	.23	.32	.42	.46	.45
Net realized and unrealized
gain (loss) on investments	.01	.06	.51	.03	(.45)	.03
Total from Investment Operations	.08	.29	.83	.45	.01	.48
Distributions:
Dividends from
investment income—net	(.12)	(.31)	(.39)	(.44)	(.48)	(.49)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	—
Total Distributions	(.12)	(.31)	(.39)	(.44)	(.49)	(.49)
Net asset value, end of period	10.72	10.76	10.78	10.34	10.33	10.81
Total Return (%)	.72[b]	2.67	8.12	4.66	.02	4.49
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[c]	.90	.90	.95	.89	.90
Ratio of net expenses
to average net assets	.90[c]	.90	.90	.95	.89	.90
Ratio of net investment income
to average net assets	1.32[c]	2.11	3.00	4.25	4.30	4.12
Portfolio Turnover Rate	55.12[b,d] 118.74		90.03	99.46[d]	86.45[d]	146.57
Net Assets, end of period
($ x 1,000)	257,582	261,652	256,259	199,863	213,980	261,164

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012,
July 31, 2009 and 2008 were 53.07%, 98.62% and 86.39%, respectively.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2012			Year Ended July 31,
Class P Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.77	10.79	10.36	10.34	10.82	10.83
Investment Operations:
Investment income—net[a]	.07	.23	.32	.42	.47	.45
Net realized and unrealized
gain (loss) on investments	.00[b]	.05	.50	.04	(.46)	.03
Total from Investment Operations	.07	.28	.82	.46	.01	.48
Distributions:
Dividends from
investment income—net	(.11)	(.30)	(.39)	(.44)	(.48)	(.49)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	—
Total Distributions	(.11)	(.30)	(.39)	(.44)	(.49)	(.49)
Net asset value, end of period	10.73	10.77	10.79	10.36	10.34	10.82
Total Return (%)	.70[c]	2.65	8.10	4.66	.02	4.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.93	.93	.96	.89	.90
Ratio of net expenses
to average net assets	.94[d]	.93	.93	.96	.89	.90
Ratio of net investment income
to average net assets	1.28[d]	2.09	2.97	4.24	4.32	4.12
Portfolio Turnover Rate	55.12[c,e] 118.74		90.03	99.46[e]	86.45[e]	146.57
Net Assets, end of period
($ x 1,000)	1,195	1,047	1,478	1,350	1,678	3,308

a	Based on average shares outstanding at each month end.
b	Amount represents less than .01 per share.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2012,
July 31, 2009 and 2008 were 53.07%, 98.62% and 86.39%, respectively.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class D shares. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

28

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon,

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

30

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	26,798,028	—	26,798,028
Commercial
Mortgage-Backed	—	7,477,381	—	7,477,381
Corporate Bonds†	—	87,247,863	—	87,247,863
Foreign Government	—	9,952,162	—	9,952,162
Mutual Funds	1,079,650	—	—	1,079,650
Residential
Mortgage-Backed	—	583,065	—	583,065
U.S. Government
Agencies/
Mortgage-Backed	—	48,787,973	—	48,787,973
U.S. Treasury	—	97,264,085	—	97,264,085
Other Financial
Instruments:
Futures††	203,758	—	—	203,758
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(21,595)	—	(21,595)
Futures††	(513,594)	—	—	(513,594)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2012, The Bank of New York Mellon earned $10,461 from lending portfolio securities, pursuant to the securities lending agreement.

32

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2011	($)	Purchases ($)	Sales ($)	1/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,038,000		46,087,558	48,989,474	136,084.1
Dreyfus
Institutional
Cash
Advantage
Fund	2,017,350		13,381,695	14,455,479	943,566.4
Total	5,055,350		59,469,253	63,444,953	1,079,650.5

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $67,983,607 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2011. If not applied, $7,815,155 of the carryover expires in fiscal 2012, $29,412,542 expires in fiscal 2013, $8,634,655 expires in fiscal 2014, $7,342,005 expires in fiscal 2015, $4,178,299 expires in fiscal 2016, $5,740,844 expires in fiscal 2017 and $4,860,107 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2011 was as follows: ordinary income $7,265,305. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncement: In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”)” which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate

34

a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2012, the Distributor retained $34 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing its shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2012, Class B shares were charged $2,073, pursuant to the Plan.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class P shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2012, Class B, Class D and Class P shares were charged, $1,036, $262,679 and $1,431, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2012, the fund was charged $58,910 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2012, the fund was charged $6,802 pursuant to the cash management agreements, which is included in Shareholder

36

servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $82.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2012, the fund was charged $11,965 pursuant to the custody agreement.

During the period ended January 31, 2012, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $112,019, Rule 12b-1 distribution plan fees $403, shareholder services plan fees $44,634, custodian fees $8,056, chief compliance officer fees $2,227 and transfer agency per account fees $23,492.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended January 31, 2012, amounted to $163,535,307 and $144,908,765, respectively, of which $5,358,789 in purchases and $5,372,103 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	203,758	Interest rate risk[1]	(513,594)
Foreign exchange risk	—	Foreign exchange risk[2]	(21,595)
Gross fair value of
derivatives contracts	203,758		(535,189)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2	Unrealized depreciation on forward foreign currency exchange contracts.

    The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2012 is shown below:

        Amount of realized gain or (loss) on derivatives recognized in income ($)

		Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Interest rate	(1,076,136)	—	(1,076,136)
Foreign exchange	—	(41,464)	(41,464)
Total	(1,076,136)	(41,464)	(1,117,600)

       Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

		Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(73,086)	—	(73,086)
Foreign exchange	—	(21,595)	(21,595)
Total	(73,086)	(21,595)	(94,681)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The

38

fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at January 31, 2012 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2012:

Forward Foreign
Currency		Foreign
Exchange	Number of	Currency			Unrealized
Contract	Contract	Amount	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
South African Rand,
Expiring
2/24/2012[a]	1	10,720,000	1,344,251	1,365,846	(21,595)

Counterparty:
a Credit Suisse First Boston

      The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2012:

Average Market Value ($)
Interest rate futures contracts	65,353,996
Forward contracts	195,121

At January 31, 2012, accumulated net unrealized appreciation on investments was $4,997,796, consisting of $5,805,422 gross unrealized appreciation and $807,626 gross unrealized depreciation.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Tuesday, March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Tuesday, March 27, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	Tuesday, March 27, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)